SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Returns Reserve (Details) - GBP (£)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Contract with Customer, Asset, Allowance for Credit Loss [Roll Forward]
Balance, beginning of year	£ 86,947	£ 118,678
Change in returns reserve	(81,490)	(31,731)
Balance, end of year	£ 5,457	£ 86,947